Fair Value of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits and interbank borrowings [Member]
Liabilities
Financial Liabilities	$ 26,010,067	$ 23,597,863
Financial Liabilities, Fair value	26,200,921	23,770,106
Financial derivative contracts [Member]
Liabilities
Financial Liabilities	7,390,654	2,517,728
Financial Liabilities, Fair value	7,390,654	2,517,728
Financial Liabilities Issued Debt Instruments And Other Financial Liabilities Category [Member]
Liabilities
Financial Liabilities	9,727,081	8,330,633
Financial Liabilities, Fair value	10,718,997	8,605,135
Guarantees received (margin accounts) [Member]
Liabilities
Financial Liabilities	994,714	371,512
Financial Liabilities, Fair value	994,714	371,512
Financial derivative contracts [Member]
Assets
Financial Assets	8,148,608	3,100,635
Financial Assets, Fair value	8,148,608	3,100,635
Financial Assets Held For Trading [Member]
Assets
Financial Assets	270,204	77,041
Financial Assets, Fair value	270,204	77,041
Loans And Accounts Receivable At Amortised Cost [Member]
Assets
Financial Assets	31,775,420	29,331,001
Financial Assets, Fair value	34,602,793	30,505,023
Loans And Accounts Receivable At FVOCI Net [Member]
Assets
Financial Assets	66,065	68,588
Financial Assets, Fair value	66,065	68,588
Debt Instrument At FVOCI [Member]
Assets
Financial Assets	4,010,272	2,394,323
Financial Assets, Fair value	4,010,272	2,394,323
Guarantee Deposits (Margin Accounts) [Member]
Assets
Financial Assets	314,616	170,232
Financial Assets, Fair value	$ 314,616	$ 170,232